INITIAL PUBLIC OFFERING (Details Narrative) - Murphy Canyon Acquisition Corp [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jan. 26, 2023	Nov. 16, 2021
Shares issued price per share			$ 0.035
Common Class A [Member]
Sale of stock price per share				$ 12.00
Shares issued price per share	$ 10.33
IPO [Member]
Sale of stock	13,225,000	13,225,000
Sale of stock price per share	$ 10.00	$ 10.00
Shares issued price per share	10.00	10.00
IPO [Member] | Common Class A [Member] | Public Warrant [Member]
Shares issued price per share	$ 11.50	$ 11.50